SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

7. SUBSEQUENT EVENTS

The Company has evaluated all events or transactions that occurred after March 31, 2024 through the date that the condensed consolidated interim financial statements were available to be issued. During this period, there were no material subsequent events requiring disclosure except as stated as follows:

On May 7, 2024, the Company consummated a firm commitment underwritten initial public offering (the “Offering”) of an aggregate of 2,562,500 shares of Common Stock at a price of $4.00 per share (the “Offering Price”), generating gross proceeds of approximately $10,250,000, and net proceeds (after deducting discounts and offering expenses) of approximately $9,000,000. In connection with the Offering, the Company granted the lead managing underwriter an option (the “Over-Allotment Option”), exercisable for 30 days from May 7, 2024, to purchase up to an additional 384,375 shares of Common Stock (the “Over-allotment Shares”) from the Company at the Offering Price, less the underwriting discount, to cover over-allotments in the Offering.

On May 21, 2024, the underwriter of the Offering exercised the Over-Allotment Option in full, and on May 22, 2024, the closing of the purchase of the Over-Allotment Shares occurred, generating gross proceeds to the Company of approximately $1,537,500 and net proceeds of approximately $1,414,500.

6. SUBSEQUENT EVENTS

The Company has evaluated all events or transactions that occurred after September 30, 2023 through January 30, 2024, which is the date that the consolidated financial statements were available to be issued. During this period, there were no material subsequent events requiring disclosure except as stated as follows:

Subsequent to September 30, 2023, the Company sold 822,144 common shares at a price of $3.00 per common share for gross proceeds of $2,466,437.